Property and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following (in thousands):

	Estimated Useful Life (in Years)	March 31, 2024	December 31, 2023
Computers and purchased software	3	$618	$618
Leasehold improvements	Shorter of useful life or lease term	1,943	1,943
Furniture and fixtures	5	291	291
Machinery and equipment	3-5	3,053	2,893

Property and equipment—at cost		5,905	5,745

Less accumulated depreciation and amortization		(3,814)	(3,559)

Construction in progress		1,089	1,195

Property and equipment—net		$3,180	$3,381

Property and equipment consist of the following (in thousands):

	Estimates Useful Life (in Years)	December 31,
		2023	2022
Computers and purchased software	3	$618	$575
Leasehold improvements	Shorter of useful life or lease term	1,943	1,822
Furniture and fixtures	5	291	251
Machinery and equipment	3-5	2,893	2,002

Property and equipment—at cost		5,745	4,650

Less accumulated depreciation and amortization		(3,559)	(2,851)

Construction in progress		1,195	583

Property and equipment—net		$3,381	$2,382

Schedule of Depreciation Expense
Depreciation expense was $0.4 million and $0.2 million for the three months ended March 31, 2024 and 2023, respectively, recorded as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Cost of revenue	$201	$159
Research and development	49	37
General and administrative	64	35
Sales and marketing	53	14

Total depreciation and amortization expense	$367	$245

Depreciation expense was $0.7 million and $0.9 million for the years ended December 31, 2023 and 2022, respectively, recorded as follows (in thousands):

	Year Ended December 31,
	2023	2022
Cost of revenue	$367	$568
Research and development	179	90
General and administrative	138	160
Sales and marketing	62	57

Total depreciation and amortization expense	$746	$875